Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Related-party transactions (Tables), Related-party transactions [Text Block]

Philips Group

Related-party transactions

in millions of EUR

2017 - 2019

	2017	2018	2019
Sales of goods and services	196	232	158
Purchases of goods and services	62	67	53
Receivables from related parties	127	28	32
Payables to related parties	36	1	2